SALES AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2020
Sales And Marketing Expenses
SALES AND MARKETING EXPENSES	NOTE 19 - SALES AND MARKETING EXPENSES
	Year ended December 31
	2020	2019

Stock-based compensation (Note 6, Note 8 and Notes 11-14)	$1,517	$420
Professional fees	1,541	247
	$3,058	$667